Financial risk management - Changes in level 3 liability (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities
Financial instrument, fair value	¥ 38,059,000
Level 3
Reconciliation of changes in fair value measurement, liabilities
Opening balance	34,190,000
Convertible note issued		¥ 33,474,000
Unrealised exchange difference	(371,000)	(883,000)
Change in fair value	4,240,000	1,599,000
Closing balance	38,059,000	34,190,000
Convertible note | Level 3
Reconciliation of changes in fair value measurement, liabilities
Opening balance	34,190,000
Convertible note issued		33,474,000
Unrealised exchange difference	(371,000)	(883,000)
Change in fair value	4,240,000	1,599,000
Closing balance	¥ 38,059,000	¥ 34,190,000